Financial Instruments and Financial Risk Management - Schedule of Capital Structure (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Oct. 20, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Instruments [Line Items]
Less: cash and cash equivalents	$ (734,221)		$ (1,363,128)	$ (1,573,421)	$ (322,429)
Net debt		$ 369,100
Total equity	905,621		270,616	$ (1,658,642)	$ 1,337,832
Capital Risk Management
Disclosure Of Financial Instruments [Line Items]
Secured borrowings	1,318,507		1,602,741
Less: cash and cash equivalents	(734,221)		(1,363,128)
Net debt	584,286		239,613
Total equity	905,621		270,616
Total	$ 1,489,907		$ 510,229